CVC - BENEFIT PLANS - Defined Benefit Plans (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2016	Jun. 20, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2018
Change in projected benefit obligation:
Benefit obligation, beginning of year		$ 403,963	$ 382,517	$ 403,963
Interest cost	$ 6,946		11,786	14,077
Actuarial (gain) loss			13,171	(11,429)
Benefits paid			(121,650)	(28,062)
Benefit obligation, end of year	382,517		299,066	382,517	$ 403,963
Change in plan assets:
Fair value of plan assets, beginning of year		297,846	284,118	297,846
Actual return on plan assets, net			6,356	5,829
Employer contributions			26,944	8,505
Benefits paid			(121,650)	(28,062)
Fair value of plan assets, end of year	284,118		195,768	284,118	297,846
Unfunded status at end of year	(98,399)		(103,298)	(98,399)
Accumulated benefit obligation	382,517		299,066	382,517
Net funded status relating to defined benefit plans [Abstract]
Defined Benefit Plans	(98,399)		(103,298)	(98,399)
Less: Current portion related to nonqualified plans	14,293		135	14,293
Long-term defined benefit plan obligations	(84,106)		(103,163)	(84,106)		$ (97,908)
Components of net periodic benefit cost [Abstract]
Interest cost	6,946		11,786	14,077
Expected return on plan assets, net	(3,880)		(4,905)
Curtailment loss	231		3,137
Settlement loss (reclassified from accumulated other comprehensive loss)	$ (154)		$ 1,845
Cablevision Systems Corporation And Subsidiaries
Net funded status relating to defined benefit plans [Abstract]
Long-term defined benefit plan obligations					(99,228)
Cablevision Systems Corporation And Subsidiaries | Cablevision Defined Benefit Plans
Change in projected benefit obligation:
Benefit obligation, beginning of year		403,963		403,963	430,846
Service cost					344
Interest cost		7,130			15,523
Actuarial (gain) loss					(14,912)
Benefits paid					(27,838)
Benefit obligation, end of year					403,963
Change in plan assets:
Fair value of plan assets, beginning of year		297,846		$ 297,846	303,676
Actual return on plan assets, net					(3,921)
Employer contributions					25,929
Benefits paid					(27,838)
Fair value of plan assets, end of year					297,846
Unfunded status at end of year					(106,117)
Accumulated benefit obligation					403,963
Net funded status relating to defined benefit plans [Abstract]
Defined Benefit Plans					(106,117)
Long-term defined benefit plan obligations					(99,228)
Components of net periodic benefit cost [Abstract]
Service cost					344
Interest cost		7,130			15,523
Expected return on plan assets, net		(3,565)			(8,297)
Curtailment loss		(1,446)			1,294
Settlement loss (reclassified from accumulated other comprehensive loss)		1,655			3,822
Net periodic benefit cost		$ 3,774			12,686
Cablevision Systems Corporation And Subsidiaries | Excess Cash Balance Plan and CSC Supplemental Benefit Plan [Member]
Net funded status relating to defined benefit plans [Abstract]
Less: Current portion related to nonqualified plans					$ 6,889